Offerings - Offering: 1	Oct. 11, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value EUR0.01 per share
Amount Registered | shares	14,000,000
Proposed Maximum Offering Price per Unit	13.345
Maximum Aggregate Offering Price	$ 186,830,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 28,603.67
Offering Note	1. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement covers any additional securities as may hereinafter be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. 2. Pursuant to Rule 457(c) and (h) under the Securities Act, the proposed maximum offering price per share was determined based on the average of the high and low prices of Common Stock reported by the New York Stock Exchange on October 7, 2024, which date is within five days prior to filing this Registration Statement.